Shareholders' Equity (Details) - shares	Dec. 31, 2023	Dec. 31, 2022
Shareholders’ Equity [Line Items]
Common shares, shares authorized	150,000,000	150,000,000
Common shares, shares issued	71,905,363	57,500,000
Preferred stock, shares authorized	1,000,000	1,000,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Warrant [Member]
Shareholders’ Equity [Line Items]
Warrants to purchase	12,345,000	11,945,000
Issued additional warrants	400,000
Class A Common Stock [Member]
Shareholders’ Equity [Line Items]
Common shares, shares authorized		100,000,000
Class B Common Stock [Member]
Shareholders’ Equity [Line Items]
Common shares, shares authorized		10,000,000